Capital Stock - Schedule of warrants outstanding and exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
March 29, 2021 [Member]
Grant date
Exercisable	1,562,686	1,562,686
Weighted Average Exercise Price	$ 7.5	$ 7.5
Weighted Average Remaining Contractual Life (Years)	11 months 26 days	1 year 5 months 26 days
January 8, 2024 [Member]
Grant date
Exercisable	400,000	400,000
Weighted Average Exercise Price	$ 2	$ 2
Weighted Average Remaining Contractual Life (Years)	3 years 9 months 7 days	4 years 3 months 7 days